Condensed Interim Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 89,006	$ 591	$ 4,175	$ (54,341)	$ 39,431
Balance, shares at Dec. 31, 2019	88,690,791
Statement Line Items [Line Items]
Net and comprehensive loss				(1,198)	(1,198)
Share capital issued through private placement
Share capital issued through private placement, shares
Share capital issued through exercise of warrants, shares
Share issue costs
Value allocated to warrants
Expired warrants
Forfeited/expired options			(200)	200
Share-based payments			884		884
Balance at Mar. 31, 2020	$ 89,006	591	4,859	(55,339)	39,117
Balance, shares at Mar. 31, 2020	88,690,791
Balance at Dec. 31, 2020	$ 89,627	591	2,096	(53,299)	39,015
Balance, shares at Dec. 31, 2020	109,833,648
Statement Line Items [Line Items]
Net and comprehensive loss				(1,125)	(1,125)
Share capital issued through exercise of warrants	$ 665				665
Share capital issued through exercise of warrants, shares	6,278,219
Share issue costs	$ (1)				(1)
Exercised warrants	243		(243)
Forfeited/expired options			(98)	98
Share-based payments			837		837
Balance at Mar. 31, 2021	$ 90,534	$ 591	$ 2,592	$ (54,326)	$ 39,391
Balance, shares at Mar. 31, 2021	116,111,867